Fees Summary	Jan. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,562,500
Previously Paid Amount
Total Fee Amount	1,596.79
Total Offset Amount
Net Fee	$ 1,596.79